Mar. 08, 2022
American Century ETF Trust | Avantis Responsible Emerging Markets Equity ETF
Avantis® Responsible Emerging Markets Equity ETF
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.33%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.33%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$34	$106

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Principal Investment Strategies
The fund invests primarily in a diverse group of companies related to emerging markets across market sectors, industry groups and countries. The fund may invest in companies of all market capitalizations.
The portfolio management team limits its investable universe of companies by screening out those that raise concerns based on the team’s evaluation of multiple ESG metrics. The portfolio managers utilize third party commercial data sources and scoring systems (currently, MSCI and Sustainalytics), as well as proprietary evaluations, to decide what securities should be excluded due to ESG concerns. Though the factors considered in the proprietary screening model may change from time to time, currently the fund excludes the following issuers from its investable universe:
•companies with significant revenue (e.g., 5% thresholds and up depending on the category) from any of the following: oil and gas production or distribution; manufacture or sale of civilian firearms and ammunition; manufacture of chemical, biological, or nuclear weapons and related systems or components; factory farming; palm oil production; production or sale of tobacco or cannabis; gambling; or adult entertainment;
•companies with more than de minimis revenue from thermal coal;
•companies ranking in the bottom 5% in terms of carbon emissions intensity;
•companies with low corporate governance scores; and
•companies involved in environmental, social, or governance controversies that, in the portfolio management team’s judgment, merit exclusion.
When information used in the fund’s ESG screening model is not provided by the fund’s third party commercial data sources with respect to an issuer, the issuer will be eligible for purchase by the fund if the portfolio managers are not aware of any other ESG concerns related to the issuer that in their judgment would warrant exclusion. The eligibility of a security for inclusion in the fund’s portfolio will be determined at the time of purchase. In the event of a subsequent change in the ESG characteristics of (or the availability of ESG information about) an issuer, the fund will not be obligated to dispose of that security and may continue to hold the security if otherwise deemed appropriate by the portfolio managers.
Within the fund’s investable universe of issuers that have been screened for ESG characteristics, the fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies it defines as high profitability or value companies. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of large companies with lower levels of profitability and higher prices relative to their book values or other financial metrics. To identify small capitalization, high profitability, or value companies, the portfolio managers may use reported and estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows, revenue, expenses, accruals and income. Value companies may be defined as those with lower price relative to book value ratio or other fundamental value. High profitability companies may be defined as those with higher cash based operating profitability. The portfolio managers may also consider other factors when selecting a security including, industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of companies related to emerging market countries. The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in a subset of the emerging markets countries that comprise the MSCI Emerging Markets IMI Index. The countries comprising the index will change from time to time, but as of September 30, 2021 include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. To determine whether a company is related to an emerging market country, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark—the MSCI Emerging Markets IMI. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the portfolio managers may consider the trade-off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance fund performance.

Principal Risks
•Equity Securities Risk - The value of equity securities, may fluctuate due to changes in investor perception of a specific issuer, changes in the general condition of the stock market, or occurrences of political or economic events that affect equity issuers and the market. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
•ESG Risk - Because the portfolio managers screen securities based on ESG characteristics, the fund may exclude the securities of certain issuers or industry sectors for other than financial reasons and, as a result, the fund may perform differently or maintain a different risk profile than the market generally or compared to funds that do not use similar ESG-based screens. Investing based on ESG considerations may also prioritize long term rather than short term returns. Furthermore, when analyzing ESG criteria for issuers, the portfolio management team relies on proprietary evaluations and information, ratings and scoring models published by third party sources (collectively, “ESG Data”). Due to the lack of regulation and uniform reporting standards with respect to ESG characteristics of issuers, ESG Data may be inconsistent across sources and, in certain cases, incorrect. In addition, ESG Data is not currently available for many issuers and, when available, frequently only includes some but not all of the ESG characteristics considered by the team when applying their ESG screens.
•Small-Cap Stock Risk - Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.
•Currency Risk - The fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Emerging Markets Risk - Investing in emerging market countries generally is riskier than investing in foreign developed countries due to lower liquidity, market manipulation concerns, limited reliable access to capital, and differing company organizational structures. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the Public Company Accounting Oversight Board (PCAOB) with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks. As a result of the foregoing risks, the fund is intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the fund will pursue. An investment in the fund is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.
•Foreign Risk - Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Greater China Risk - Investing in Chinese securities is riskier than investing in U.S. securities. Investing in China involves risk of loss due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Due to Chinese governmental restrictions on foreign ownership of companies in certain industries, Chinese operating companies often use variable interest entity (VIE) structures to raise capital from international investors. Shares of VIEs are not equity ownership interests in Chinese operating companies. The Chinese government never explicitly approved these structures and thus could determine that the underlying contractual arrangements on which control of the VIE is based violate Chinese law. Such determination from the Chinese government could result in a loss in the value of an investment in a U.S.-listed company that utilizes the VIE structure The Chinese market is subject to less regulation and oversight than the U.S. market. U.S. regulators have limited ability to inspect international auditing standards of U.S. companies operating in China, thus there is substantially greater risk that disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse.
•Depositary Receipts Risk - Investment in depositary receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.
•Investment Process Risk - Stocks selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.
•Cash Transactions Risk - The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the fund sold and redeemed shares in-kind.
•Style Risk - If at any time the market is not favoring the fund’s investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Trading Risk - The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
•Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk - A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments and could cause increased premiums or discounts to the fund’s NAV.
•Securities Lending Risk - Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•Authorized Participant Concentration Risk - Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
•Price Volatility Risk - The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk - The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

American Century ETF Trust | Avantis Responsible International Equity ETF
Avantis® Responsible International Equity ETF
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.23%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.23%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$24	$74

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Principal Investment Strategies
The fund invests primarily in a diverse group of non-U.S. companies across countries, market sectors and industry groups. The fund may invest in companies of all market capitalizations.
The portfolio management team limits its investable universe of companies by screening out those that raise concerns based on the team’s evaluation of multiple ESG metrics. The portfolio managers utilize third party commercial data sources and scoring systems (currently, MSCI and Sustainalytics), as well as proprietary evaluations, to decide what securities should be excluded due to ESG concerns. Though the factors considered in the proprietary screening model may change from time to time, currently the fund excludes the following issuers from its investable universe:
•companies with significant revenue (e.g., 5% thresholds and up depending on the category) from any of the following: oil and gas production or distribution; manufacture or sale of civilian firearms and ammunition; manufacture of chemical, biological, or nuclear weapons and related systems or components; factory farming; palm oil production; production or sale of tobacco or cannabis; gambling; or adult entertainment;
•companies with more than de minimis revenue from thermal coal;
•companies ranking in the bottom 5% in terms of carbon emissions intensity;
•companies with low corporate governance scores; and
•companies involved in environmental, social, or governance controversies that, in the portfolio management team’s judgment, merit exclusion.
When information used in the fund’s ESG screening model is not provided by the fund’s third party commercial data sources with respect to an issuer, the issuer will be eligible for purchase by the fund if the portfolio managers are not aware of any other ESG concerns related to the issuer that in their judgment would warrant exclusion. The eligibility of a security for inclusion in the fund’s portfolio will be determined at the time of purchase. In the event of a subsequent change in the ESG characteristics of (or the availability of ESG information about) an issuer, the fund will not be obligated to dispose of that security and may continue to hold the security if otherwise deemed appropriate by the portfolio managers.
Within the fund’s investable universe of issuers that have been screened for ESG characteristics, the fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies it defines as high profitability or value companies. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of large companies with lower levels of profitability and higher prices relative to their book values or other financial metrics. To identify small capitalization, high profitability, or value companies, the portfolio managers may use reported and estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows, revenue, expenses, accruals and income. Value companies may be defined as those with lower price relative to book value ratio or other fundamental value. High profitability companies may be defined as those with higher cash based operating profitability. The portfolio managers may also consider other factors when selecting a security including, industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the portfolio managers may consider the trade-off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance fund performance.

Principal Risks
•Equity Securities Risk - The value of equity securities, may fluctuate due to changes in investor perception of a specific issuer, changes in the general condition of the stock market, or occurrences of political or economic events that affect equity issuers and the market. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
•ESG Risk - Because the portfolio managers screen securities based on ESG characteristics, the fund may exclude the securities of certain issuers or industry sectors for other than financial reasons and, as a result, the fund may perform differently or maintain a different risk profile than the market generally or compared to funds that do not use similar ESG-based screens. Investing based on ESG considerations may also prioritize long term rather than short term returns. Furthermore, when analyzing ESG criteria for issuers, the portfolio management team relies on proprietary evaluations and information, ratings and scoring models published by third party sources (collectively, “ESG Data”). Due to the lack of regulation and uniform reporting standards with respect to ESG characteristics of issuers, ESG Data may be inconsistent across sources and, in certain cases, incorrect. In addition, ESG Data is not currently available for many issuers and, when available, frequently only includes some but not all of the ESG characteristics considered by the team when applying their ESG screens.
•Small-Cap Stock Risk - Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.
•Currency Risk - The fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Foreign Risk - Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Depositary Receipts Risk - Investment in depositary receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.
•Investment Process Risk - Stocks selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.
•Cash Transactions Risk - The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the fund sold and redeemed shares in-kind.
•Style Risk - If at any time the market is not favoring the fund’s investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Trading Risk - The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
•Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk - A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments and could cause increased premiums or discounts to the fund’s NAV.
•Securities Lending Risk - Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•Authorized Participant Concentration Risk - Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
•Price Volatility Risk - The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk - The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

American Century ETF Trust | Avantis Responsible U.S. Equity ETF
Avantis® Responsible U.S. Equity ETF
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.15%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$15	$48

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Principal Investment Strategies
The fund invests primarily in a diverse group of U.S. companies across market sectors and industry groups. The fund may invest in companies of all market capitalizations.
The portfolio management team limits its investable universe of companies by screening out those that raise concerns based on the team’s evaluation of multiple ESG metrics. The portfolio managers utilize third party commercial data sources and scoring systems (currently, MSCI and Sustainalytics), as well as proprietary evaluations, to decide what securities should be excluded due to ESG concerns. Though the factors considered in the proprietary screening model may change from time to time, currently the fund excludes the following issuers from its investable universe:
•companies with significant revenue (e.g., 5% thresholds and up depending on the category) from any of the following: oil and gas production or distribution; manufacture or sale of civilian firearms and ammunition; manufacture of chemical, biological, or nuclear weapons and related systems or components; factory farming; palm oil production; production or sale of tobacco or cannabis; gambling; or adult entertainment;
•companies with more than de minimis revenue from thermal coal;
•companies ranking in the bottom 5% in terms of carbon emissions intensity;
•companies with no female members on their boards of directors;
•companies with low corporate governance scores; and
•companies involved in environmental, social, or governance controversies that, in the portfolio management team’s judgment, merit exclusion.
When information used in the fund’s ESG screening model is not provided by the fund’s third party commercial data sources with respect to an issuer, the issuer will be eligible for purchase by the fund if the portfolio managers are not aware of any other ESG concerns related to the issuer that in their judgment would warrant exclusion. The eligibility of a security for inclusion in the fund’s portfolio will be determined at the time of purchase. In the event of a subsequent change in the ESG characteristics of (or the availability of ESG information about) an issuer, the fund will not be obligated to dispose of that security and may continue to hold the security if otherwise deemed appropriate by the portfolio managers.
Within the fund’s investable universe of issuers that have been screened for ESG characteristics, the fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies it defines as high profitability or value companies. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of large companies with lower levels of profitability and higher prices relative to their book values or other financial metrics. To identify small capitalization, high profitability, or value companies, the portfolio managers may use reported and estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows, revenue, expenses, accruals and income. Value companies may be defined as those with lower price relative to book value ratio or other fundamental value. High profitability companies may be defined as those with higher cash based operating profitability. The portfolio managers may also consider other factors when selecting a security including, industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of U.S. companies. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark—the Russell 3000® Index.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the portfolio managers may consider the trade-off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance fund performance.

Principal Risks
•Equity Securities Risk - The value of equity securities, may fluctuate due to changes in investor perception of a specific issuer, changes in the general condition of the stock market, or occurrences of political or economic events that affect equity issuers and the market. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
•ESG Risk - Because the portfolio managers screen securities based on ESG characteristics, the fund may exclude the securities of certain issuers or industry sectors for other than financial reasons and, as a result, the fund may perform differently or maintain a different risk profile than the market generally or compared to funds that do not use similar ESG-based screens. Investing based on ESG considerations may also prioritize long term rather than short term returns. Furthermore, when analyzing ESG criteria for issuers, the portfolio management team relies on proprietary evaluations and information, ratings and scoring models published by third party sources (collectively, “ESG Data”). Due to the lack of regulation and uniform reporting standards with respect to ESG characteristics of issuers, ESG Data may be inconsistent across sources and, in certain cases, incorrect. In addition, ESG Data is not currently available for many issuers and, when available, frequently only includes some but not all of the ESG characteristics considered by the team when applying their ESG screens.
•Small-Cap Stock Risk - Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.
•Investment Process Risk - Stocks selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.
•Cash Transactions Risk - The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the fund sold and redeemed shares in-kind.
•Style Risk - If at any time the market is not favoring the fund’s investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Trading Risk - The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
•Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk - A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments and could cause increased premiums or discounts to the fund’s NAV.
•Securities Lending Risk - Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•Authorized Participant Concentration Risk - Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
•Price Volatility Risk - The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk - The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.